Segment Information (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Net licensing revenue	$ 2,885,000	$ 2,456,000	$ 5,788,000	$ 5,050,000
Design and service fee income	289,000	368,000	574,000	654,000
Design and licensing revenues	3,174,000	2,824,000	6,362,000	5,704,000
Net retail sales	32,000	0	32,000	0
Total revenues	3,206,000	2,824,000	6,394,000	5,704,000
Operating loss:
Total operating loss	(1,463,000)	(810,000)	(924,000)	(122,000)
Property and equipment:
Total capital expenditures	164,000	47,000	215,000	91,000
Long Lived Assets
Total Trademarks and other intangibles, net	45,572,000		45,572,000		45,835,000	46,364,000
Total property and equipment	1,150,000		1,150,000		1,113,000	1,323,000
Design And Licensing [Member]
Operating loss:
Total operating loss	(1,370,000)	(810,000)	(831,000)	(122,000)
Property and equipment:
Total capital expenditures	46,000	47,000	97,000	91,000
Long Lived Assets
Total Trademarks and other intangibles, net	45,572,000		45,572,000		45,835,000
Total property and equipment	1,033,000		1,033,000		1,113,000
Retail [Member]
Operating loss:
Total operating loss	(93,000)	0	(93,000)	0
Property and equipment:
Total capital expenditures	118,000		118,000	0
Long Lived Assets
Total Trademarks and other intangibles, net	0		0		0
Total property and equipment	$ 117,000		$ 117,000		$ 0